Borrowing Arrangements - Paycheck Protection Program Loan (Details) - TEMPO AUTOMATION INC - USD ($) $ in Millions	1 Months Ended
	Aug. 31, 2021	May 31, 2020	Sep. 30, 2022	Aug. 31, 2022
Borrowing Arrangements
Aggregate principal amount				$ 0.7
Interest rate			8.95%
Paycheck Protection Program Loan [Member]
Borrowing Arrangements
Aggregate principal amount		$ 2.5
Interest rate		1.00%
Monthly payment		$ 0.1
Loan forgiven	$ 2.5